Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of balances with related parties [Abstract]
Directors’ fee	$ 183	$ 33
Consultant services		91
Payroll, provision for bonus and for termination of employment	87	15
Accounts receivable - trade	$ 270	$ 139